SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

36) SUBSEQUENT EVENTS

At a meeting held on February 15, 2019, calling upon the General Shareholders’ Meeting to be held in 2020, the Board of Directors approved the payment of interest on equity for the fiscal year 2019, under the terms of article 28 of the Company’s Articles of Incorporation, article 9 of Law No. 9249/95 and CVM Ruling No. 638/12, in the gross amount of R$700,000, equivalent to 0.38875331153 per common share and 0.42762864269 per preferred share, corresponding to a net amount of Withholding Income Tax (IRRF) of R$595,000, equivalent to 0.33044031480 per common share and 0.36348434628 per preferred share, calculated based on the balance sheet of the period.

Payment thereof will be made up to the end of fiscal year 2020, on a date to be set by the Board of Directors and timely communicated to the market, being paid individually to shareholders, according to the ownership structure contained in the Company's records, through the end of day February 28, 2019.

The Company clarifies that the effective payment of these proceeds is limited to the effective result to be verified in its financial statements, under the terms of the law.